Investment income	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure of Investment Income [Line Items]
Investment income	3 Investment income

	2025	2024
Interest income from short-term investments	41	67

Interest income from intercompany loans	5	19

Total	46	86